Credit card receivables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of composition of receivables

	2024	2023

Receivables - current (i)	6,100,636	6,296,788
Receivables - installments (i)	7,690,429	7,212,775
Receivables - revolving (ii)	828,247	978,741
Total receivables	14,619,312	14,488,304
Fair value adjustment - portfolio hedge (note 19)	-	32
Total	14,619,312	14,488,336

Credit card ECL allowance
Presented as deduction of receivables	(2,360,036)	(2,074,203)
Presented as "Other liabilities" (note 28)	(29,490)	(22,066)
Total credit card ECL allowance	(2,389,526)	(2,096,269)
Receivables, net	12,229,786	12,392,067
Total receivables presented as assets	12,259,276	12,414,133

(i)	"Receivables - current" is related to purchases, withdrawals, payment slips ("boleto") and PIX (BACEN instant payments) financing made by customers due on the next credit card billing date. "Receivables - installments” is related to purchases in installments. Credit card receivables can be paid by Nu's customers in up to 36 monthly installments. The cardholder’s credit limit is initially reduced by the total amount and the installments become due and payable on the cardholder's subsequent monthly credit card statement. In Brazil the corresponding payments to the credit card network (see note 24) follows a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. “Receivables - installments” also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate ("fatura parcelada"), in addition to bill financing, which comprise bills paid in installments through the credit card, banking payment slips ("boleto") and PIX financing in more than one installment.
(ii)	"Receivables - revolving" is related to the amounts due from customers that have not paid or fully paid their credit card bill. Customers may request to convert these receivables into loans to be paid in installments. In accordance with Brazilian regulation, revolving balances in Brazil that have not been fully paid and that are outstanding for more than 2 months are mandatorily converted into fatura parcelada - a type of installment loan which is settled through the customer’s monthly credit card bills.

Schedule of breakdown by maturity

	2024		2023
	Amount	%	Amount	%
Receivables due in:
Up to 30 days	5,988,227	41.0%	6,263,292	43.2%
30 to 60 days	2,497,783	17.1%	2,485,690	17.2%
60 to 90 days	1,405,428	9.6%	1,364,089	9.4%
Over 90 days	3,085,206	21.1%	2,963,791	20.5%
Total receivables not overdue	12,976,644	88.8%	13,076,862	90.3%

Receivables overdue by:
Up to 30 days	411,881	2.8%	349,263	2.4%
30 to 60 days	176,988	1.3%	170,962	1.2%
60 to 90 days	147,486	1.0%	141,310	0.9%
Over 90 days	906,313	6.1%	749,907	5.2%
Total receivables overdue	1,642,668	11.2%	1,411,442	9.7%
Total	14,619,312	100.0%	14,488,304	100.0%

Schedule of credit loss allowance - by stages

	2024					2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Stage 1	11,849,086	81.1%	670,984	28.0%	5.7%	11,891,823	82.1%	693,151	33.1%	5.8%

Stage 2	1,377,896	9.4%	445,996	18.7%	32.4%	1,490,067	10.3%	477,714	22.8%	32.1%
Absolute Trigger (Days Late)	349,725	25.4%	254,294	57.0%	72.7%	364,853	24.5%	277,035	58.0%	75.9%
Relative Trigger (PD deterioration)	1,028,171	74.6%	191,702	43.0%	18.6%	1,125,214	75.5%	200,679	42.0%	17.8%

Stage 3	1,392,330	9.5%	1,272,546	53.3%	91.4%	1,106,414	7.6%	925,404	44.1%	83.6%
Total	14,619,312	100.0%	2,389,526	100.0%	16.3%	14,488,304	100.0%	2,096,269	100.0%	14.5%

Schedule of credit loss allowance - by credit quality

	2024					2023
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	6,644,920	45.5%	126,401	5.3%	1.9%	7,103,018	49.0%	142,047	6.8%	2.0%
Stage 1	6,628,863	99.8%	126,147	99.8%	1.9%	7,081,674	99.7%	141,720	99.8%	2.0%
Stage 2	16,057	0.2%	254	0.2%	1.6%	21,344	0.3%	327	0.2%	1.5%

Satisfactory (5% <= PD <= 20%)	4,304,062	29.4%	324,830	13.6%	7.5%	3,860,845	26.7%	294,591	14.0%	7.6%
Stage 1	4,170,990	96.9%	315,603	97.2%	7.6%	3,699,167	95.8%	282,976	96.1%	7.6%
Stage 2	133,072	3.1%	9,227	2.8%	6.9%	161,678	4.2%	11,615	3.9%	7.2%

Higher Risk (PD > 20%)	3,670,330	25.1%	1,938,295	81.1%	52.8%	3,524,441	24.3%	1,659,631	79.2%	47.1%
Stage 1	1,049,233	28.6%	229,234	11.8%	21.8%	1,110,982	31.5%	268,455	16.2%	24.2%
Stage 2	1,228,767	33.5%	436,515	22.5%	35.5%	1,307,045	37.1%	465,772	28.0%	35.6%
Stage 3	1,392,330	37.9%	1,272,546	65.7%	91.4%	1,106,414	31.4%	925,404	55.8%	83.6%
Total	14,619,312	100.0%	2,389,526	100.0%	16.3%	14,488,304	100.0%	2,096,269	100.0%	14.5%

Schedule of credit quality classification

	Stage 1 and 2		Stage 3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong	-	-
2	1.0% to 5.0%	Strong	-	-
3	5.0% to 20.0%	Satisfactory	-	-
4	20.0% to 35.0%	Higher Risk	-	-
5	>35%	Higher Risk	100%	Higher Risk

Schedule of credit loss allowance changes

	2024
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	693,151	477,714	925,404	2,096,269
Transfers from Stage 1 to Stage 2	(59,159)	59,159	-	-
Transfers from Stage 2 to Stage 1	101,506	(101,506)	-	-
Transfers to Stage 3	(113,260)	(259,613)	372,873	-
Transfers from Stage 3	65,461	13,879	(79,340)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net increase of loss allowance (note 7)	141,816	366,762	1,703,284	2,211,862
New originations (a)	159,762	16,370	11,130	187,262
Changes in exposure of preexisting accounts (b)	382,216	12,000	(5,242)	388,974
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(351,741)	356,617	1,629,416	1,634,292
Changes to models used in calculation (c)	(48,421)	(18,225)	67,980	1,334
Effect of changes in exchange rates (OCI)	(158,531)	(110,399)	(275,635)	(544,565)
Credit loss allowance at end of the year	670,984	445,996	1,272,546	2,389,526

	2023
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	322,970	254,181	473,517	1,050,668
Transfers from Stage 1 to Stage 2	(33,880)	33,880	-	-
Transfers from Stage 2 to Stage 1	56,981	(56,981)	-	-
Transfers to Stage 3	(63,264)	(170,141)	233,405	-
Transfers from Stage 3	15,489	4,693	(20,182)	-
Write-offs	-	-	(935,283)	(935,283)
Net increase of loss allowance (note 7)	349,215	381,447	1,119,044	1,849,706
New originations (a)	157,928	15,748	8,999	182,675
Changes in exposure of preexisting accounts (b)	275,749	13,706	2,280	291,735
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(170,839)	310,683	1,087,561	1,227,405
Changes to models used in calculation (c)	86,377	41,310	20,204	147,891
Effect of changes in exchange rates (OCI)	45,640	30,635	54,903	131,178
Credit loss allowance at end of the year	693,151	477,714	925,404	2,096,269

	2022
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	127,358	126,392	136,929	390,679
Transfers from Stage 1 to Stage 2	(19,469)	19,469	-	-
Transfers from Stage 2 to Stage 1	38,029	(38,029)	-	-
Transfers to Stage 3	(22,691)	(64,523)	87,214	-
Transfers from Stage 3	6,148	1,659	(7,807)	-
Write-offs	-	-	(290,974)	(290,974)
Net increase of loss allowance (note 7)	190,073	203,018	545,988	939,079
New originations (a)	144,394	22,320	11,167	177,881
Changes in exposure of preexisting accounts (b)	115,746	4,813	2,400	122,959
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(97,269)	210,317	519,615	632,663
Changes to models used in calculation (c)	27,202	(34,432)	12,806	5,576
Effect of changes in exchange rates (OCI)	3,522	6,195	2,167	11,884
Credit loss allowance at end of the year	322,970	254,181	473,517	1,050,668

Schedule of net change of gross carrying amount

	2024
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	11,891,823	1,490,067	1,106,414	14,488,304
Transfers from Stage 1 to Stage 2	(707,959)	707,959	-	-
Transfers from Stage 2 to Stage 1	465,757	(465,757)	-	-
Transfers to Stage 3	(805,829)	(518,848)	1,324,677	-
Transfers from Stage 3	98,326	21,770	(120,096)	-
Write-offs	-	-	(1,374,040)	(1,374,040)
Net change of gross carrying amount	3,738,093	486,719	763,150	4,987,962
Effect of changes in exchange rates (OCI)	(2,831,125)	(344,014)	(307,775)	(3,482,914)
Gross carrying amount at end of the year	11,849,086	1,377,896	1,392,330	14,619,312

	2023
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	7,750,270	917,178	598,777	9,266,225
Transfers from Stage 1 to Stage 2	(581,044)	581,044	-	-
Transfers from Stage 2 to Stage 1	307,046	(307,046)	-	-
Transfers to Stage 3	(554,432)	(383,006)	937,438	-
Transfers from Stage 3	20,523	6,235	(26,758)	-
Write-offs	-	-	(935,283)	(935,283)
Net change of gross carrying amount	4,109,980	576,369	462,050	5,148,399
Effect of changes in exchange rates (OCI)	839,480	99,293	70,190	1,008,963
Gross carrying amount at end of the year	11,891,823	1,490,067	1,106,414	14,488,304

	2022
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	4,525,689	440,105	196,359	5,162,153
Transfers from Stage 1 to Stage 2	(377,421)	377,421	-	-
Transfers from Stage 2 to Stage 1	178,742	(178,742)	-	-
Transfers to Stage 3	(218,192)	(168,974)	387,166	-
Transfers from Stage 3	8,576	2,325	(10,901)	-
Write-offs	-	-	(290,974)	(290,974)
Net change of gross carrying amount	3,450,551	427,186	313,606	4,191,343
Effect of changes in exchange rates (OCI)	182,325	17,857	3,521	203,703
Gross carrying amount at end of the year	11,891,823	1,490,067	598,777	9,266,225